Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories
Less: Impairment	$ (956)	$ (223)
Inventories	403	1,255
Hardware devices
Inventories
Inventories	995	1,077
Others
Inventories
Inventories	$ 364	$ 401